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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21308

Alger Global Growth Fund

__________________________________________________________________
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York 10003

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—94.2%	SHARES	VALUE
BERMUDA—0.6%
HOTELS RESORTS & CRUISE LINES—0.6%
Norwegian Cruise Line Holdings Ltd.*	4,000	$170,400
(Cost $218,199)
BRAZIL—1.0%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.6%
BR Malls Participacoes SA*	40,861	177,204
INDEPENDENT POWER AND RENEWABLE ENERGY—0.4%
AES Tiete Energia SA	21,400	113,533
TOTAL BRAZIL
(Cost $234,074)		290,737
CANADA—1.4%
FOOD RETAIL—0.8%
Alimentation Couche-Tard, Inc.	5,250	237,377
GOLD—0.6%
Goldcorp, Inc.	9,400	167,977
TOTAL CANADA
(Cost $369,494)		405,354
CHINA—4.0%
CONSTRUCTION & ENGINEERING—0.2%
China State Construction International Holdings Ltd.	56,000	75,049
INDUSTRIAL CONGLOMERATES—0.4%
China Everbright International Ltd.	106,000	114,794
INTERNET SOFTWARE & SERVICES—3.0%
Alibaba Group Holding Ltd.#*	3,967	327,198
Tencent Holdings Ltd.	23,485	567,225
		894,423
REAL ESTATE DEVELOPMENT—0.4%
China Overseas Land & Investment Ltd.	40,000	131,940
TOTAL CHINA
(Cost $791,516)		1,216,206
FRANCE—1.4%
DIVERSIFIED BANKS—0.4%
BNP Paribas SA	2,700	133,944
INTEGRATED OIL & GAS—1.0%
TOTAL SA	6,000	288,589
TOTAL FRANCE
(Cost $453,183)		422,533
GERMANY—1.3%
AUTOMOBILE MANUFACTURERS—0.6%
Bayerische Motoren Werke AG	2,000	172,343
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Deutsche Telekom AG	12,648	215,194
TOTAL GERMANY
(Cost $394,848)		387,537
INDIA—1.4%
AUTO PARTS & EQUIPMENT—0.4%
Motherson Sumi Systems Ltd.*	24,891	124,452

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDIA—(CONT.)
DIVERSIFIED BANKS—1.0%
HDFC Bank Ltd.	13,297	$289,724
TOTAL INDIA
(Cost $345,738)		414,176
INDONESIA—0.7%
AUTOMOBILE MANUFACTURERS—0.7%
Astra International Tbk PT	356,200	210,910
(Cost $193,204)
JAPAN—5.0%
BREWERS—0.5%
Asahi Group Holdings Ltd.	5,000	169,720
DIVERSIFIED BANKS—1.0%
Mitsubishi UFJ Financial Group, Inc.	61,996	313,392
DIVERSIFIED REAL ESTATE ACTIVITIES—1.2%
Mitsui Fudosan Co., Ltd.	16,861	364,933
HOMEBUILDING—0.6%
Haseko Corp.	18,000	189,141
RAILROADS—0.8%
East Japan Railway Co.	2,500	229,302
TOBACCO—0.5%
Japan Tobacco, Inc.	3,750	146,235
WIRELESS TELECOMMUNICATION SERVICES—0.4%
KDDI Corp.	4,300	131,942
TOTAL JAPAN
(Cost $1,675,313)		1,544,665
MEXICO—0.6%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.6%
Corp Inmobiliaria Vesta SAB de CV	121,505	174,520
(Cost $231,874)
NETHERLANDS—3.5%
DIVERSIFIED BANKS—0.5%
ING Groep NV	15,127	169,135
PERSONAL PRODUCTS—0.8%
Unilever NV	5,000	231,642
SEMICONDUCTOR EQUIPMENT—1.0%
ASML Holding NV#	2,800	306,936
SEMICONDUCTORS—1.2%
NXP Semiconductors NV*	4,150	348,973
TOTAL NETHERLANDS
(Cost $1,026,645)		1,056,686
NORWAY—0.4%
DIVERSIFIED BANKS—0.4%
DNB ASA*	10,000	110,434
(Cost $128,874)
SOUTH AFRICA—0.7%
PHARMACEUTICALS—0.7%
Aspen Pharmacare Holdings Ltd.	7,813	211,005
(Cost $211,907)

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOUTH KOREA—1.6%
AUTO PARTS & EQUIPMENT—0.7%
Mando Corp.	882	$206,431
SEMICONDUCTORS—0.9%
Samsung Electronics Co., Ltd.	192	265,922
TOTAL SOUTH KOREA
(Cost $425,270)		472,353
SWITZERLAND—2.2%
IT CONSULTING & OTHER SERVICES—0.5%
Luxoft Holding, Inc.*	2,743	161,618
PACKAGED FOODS & MEATS—1.7%
Nestle SA	6,200	496,617
TOTAL SWITZERLAND
(Cost $616,781)		658,235
TAIWAN—0.4%
TEXTILES—0.4%
Eclat Textile Co., Ltd.*	12,000	134,950
(Cost $149,164)
UNITED KINGDOM—4.1%
DISTILLERS & VINTNERS—0.3%
Diageo PLC	3,000	86,019
HOUSEHOLD PRODUCTS—0.8%
Reckitt Benckiser Group PLC.	2,474	240,015
PHARMACEUTICALS—1.9%
GlaxoSmithKline PLC.	11,000	245,803
Shire PLC.	5,000	323,195
		568,998
TOBACCO—1.1%
Imperial Brands PLC.*	6,489	342,144
TOTAL UNITED KINGDOM
(Cost $1,166,201)		1,237,176
UNITED STATES—63.9%
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	1,969	630
AEROSPACE & DEFENSE—3.2%
Honeywell International, Inc.	5,000	581,650
Lockheed Martin Corp.	1,450	366,459
		948,109
AIRLINES—0.5%
Delta Air Lines, Inc.	3,500	135,625
APPLICATION SOFTWARE—0.3%
HubSpot, Inc.*	1,750	95,533
AUTO PARTS & EQUIPMENT—0.6%
Delphi Automotive PLC.	2,500	169,550
BIOTECHNOLOGY—3.3%
Biogen, Inc.*	1,150	333,419
Celgene Corp.*	1,800	201,942
Gilead Sciences, Inc.	2,500	198,675
Vertex Pharmaceuticals, Inc.*	2,700	261,900
		995,936

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
BREWERS—0.7%
Molson Coors Brewing Co., Cl. B	2,000	$204,320
BROADCASTING—1.0%
CBS Corp., Cl. B	5,800	302,876
CABLE & SATELLITE—1.6%
Comcast Corporation, Cl. A	7,150	480,837
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Wabtec Corp.	2,800	191,800
DIVERSIFIED BANKS—2.7%
JPMorgan Chase & Co.	5,000	319,850
Wells Fargo & Co.	10,000	479,700
		799,550
DRUG RETAIL—0.7%
CVS Caremark Corp.	2,400	222,528
GENERAL MERCHANDISE STORES—0.6%
Dollar General Corp.	2,000	189,480
HEALTH CARE EQUIPMENT—1.9%
Boston Scientific Corp.*	10,700	259,796
Medtronic PLC.	3,500	306,705
		566,501
HEALTH CARE FACILITIES—1.1%
HCA Holdings, Inc.*	4,200	323,946
HOUSEWARES & SPECIALTIES—1.4%
Newell Brands, Inc.	8,000	419,680
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
WageWorks, Inc.*	2,200	135,982
INDUSTRIAL CONGLOMERATES—1.4%
Danaher Corp.	1,700	138,448
General Electric Co.	9,207	286,706
		425,154
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	1,000	149,420
INDUSTRIAL MACHINERY—0.5%
Colfax Corp.*	5,000	146,800
INTEGRATED OIL & GAS—3.6%
Chevron Corp.	3,600	368,928
Exxon Mobil Corp.	8,000	711,600
		1,080,528
INTEGRATED TELECOMMUNICATION SERVICES—2.5%
AT&T, Inc.	17,500	757,575
INTERNET RETAIL—1.3%
Amazon.com, Inc.*	500	379,405
INTERNET SOFTWARE & SERVICES—4.0%
Alphabet, Inc., Cl. C*	1,100	845,669
Facebook, Inc., Cl. A*	2,700	334,638
Palantir Technologies, Inc., Cl. A*,@	3,176	34,936
		1,215,243
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	10,200	293,046

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
INVESTMENT BANKING & BROKERAGE—(CONT.)
The Goldman Sachs Group, Inc.	1,600	$254,096
		547,142
LEISURE PRODUCTS—0.6%
Coach, Inc.	4,500	193,995
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific, Inc.	1,500	238,260
MANAGED HEALTH CARE—3.1%
Aetna, Inc.	2,400	276,504
UnitedHealth Group, Inc.	4,500	644,400
		920,904
MULTI-SECTOR HOLDINGS—2.7%
Berkshire Hathaway Inc., Cl. B*	5,700	822,339
MULTI-UTILITIES—2.2%
CMS Energy Corp.	4,500	203,310
NiSource, Inc.	8,000	205,280
WEC Energy Group, Inc.	4,000	259,640
		668,230
OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	4,000	174,640
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Anadarko Petroleum Corp.	3,600	196,308
ConocoPhillips	7,900	322,478
Pioneer Natural Resources Co.	2,100	341,397
		860,183
PHARMACEUTICALS—5.2%
Allergan PLC.*	2,800	708,260
Bristol-Myers Squibb Co.	8,800	658,328
Eli Lilly & Co.	2,500	207,225
		1,573,813
RESTAURANTS—0.6%
Starbucks Corp.	3,200	185,760
SEMICONDUCTORS—0.8%
Broadcom Ltd.	1,550	251,069
SOFT DRINKS—1.2%
PepsiCo, Inc.	3,400	370,328
SPECIALTY CHEMICALS—1.1%
PPG Industries, Inc.	2,000	209,420
The Sherwin-Williams Co.	400	119,892
		329,312
SYSTEMS SOFTWARE—2.4%
Microsoft Corp.	6,800	385,424
Proofpoint, Inc.*	1,500	113,805
TubeMogul, Inc.*	19,000	212,990
		712,219
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.4%
Apple, Inc.	4,000	416,840
TOBACCO—1.5%
Altria Group, Inc.	6,600	446,820

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
TRADING COMPANIES & DISTRIBUTORS—0.5%
HD Supply Holdings, Inc.*	4,000	$144,760
TOTAL UNITED STATES
(Cost $17,619,422)		19,193,622
TOTAL COMMON STOCKS
(Cost $26,251,707)		28,311,499
PREFERRED STOCKS—1.3%	SHARES	VALUE
UNITED STATES—1.3%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	16,980	5,433
Choicestream, Inc., Cl. B*,@,(a)	36,618	11,718
		17,151
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	33,858	153,038
INTERNET SOFTWARE & SERVICES—0.5%
Palantir Technologies, Inc., Cl. B*,@	12,951	142,461
Palantir Technologies, Inc., Cl. D*,@	1,687	18,557
		161,018
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	1,728	57,111
TOTAL UNITED STATES
(Cost $340,541)		388,318
TOTAL PREFERRED STOCKS
(Cost $340,541)		388,318
REAL ESTATE INVESTMENT TRUST—1.2%	SHARES	VALUE
UNITED STATES—1.2%
MORTGAGE—1.2%
Blackstone Mortgage Trust, Inc., Cl. A	12,000	348,120
(Cost $340,799)
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
UNITED STATES—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	55,986	63,723
(Cost $55,986)
Total Investments
(Cost $26,989,033)(b)	96.9%	29,111,660
Other Assets in Excess of Liabilities	3.1%	943,698
NET ASSETS	100.0%	$30,055,358

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$27,158,726, amounted to $1,952,934 which consisted of aggregate gross unrealized appreciation of $3,215,892 and aggregate gross unrealized depreciation of $1,262,958.

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) July 31, 2016 (Unaudited)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Choicestream, Inc.	03/14/14	$571	0.00%	$630	0.00%
Choicestream, Inc., Cl. A	12/17/13	13,579	0.03%	5,433	0.02%
Choicestream, Inc., Cl. B	07/10/14	21,971	0.05%	11,718	0.04%
Intarcia Therapeutics, Inc.	03/27/14	55,970	0.14%	57,111	0.19%
JS Kred SPV I, LLC.	06/26/15	55,986	0.15%	63,723	0.21%
Palantir Technologies, Inc., Cl. A	10/07/14	20,666	0.05%	34,936	0.12%
Palantir Technologies, Inc., Cl. B	10/07/14	85,521	0.22%	142,461	0.47%
Palantir Technologies, Inc., Cl. D	10/14/14	11,139	0.03%	18,557	0.06%
Prosetta Biosciences, Inc.	02/06/15	152,361	0.40%	153,038	0.51%
Total				$487,607	1.62%

See Notes to Financial Statements

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
Alger Global Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Fund qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financial Services –
Investment Companies. The Fund’s investment objective is long-term capital appreciation.
It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries. The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its plan of distribution if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,530,840	$2,491,983	$1,038,227	$630
Consumer Staples	3,193,765	1,713,015	1,480,750	—
Energy	2,403,940	2,115,351	288,589	—
Financials	4,034,257	2,689,890	1,344,367	—
Health Care	5,399,363	4,619,360	780,003	—
Industrials	2,547,375	2,128,230	419,145	—
Information Technology	4,668,776	3,800,693	833,147	34,936
Materials	646,709	646,709	—	—
Telecommunication Services	1,104,711	757,575	347,136	—
Utilities	781,763	781,763	—	—
TOTAL COMMON STOCKS	$28,311,499	$21,744,569	$6,531,364	$35,566
PREFERRED STOCKS
Consumer Discretionary	17,151	—	—	17,151
Health Care	210,149	—	—	210,149
Information Technology	161,018	—	—	161,018
TOTAL PREFERRED STOCKS	$388,318	—	—	$388,318
REAL ESTATE INVESTMENT TRUST
Financials	348,120	348,120	—	—
SPECIAL PURPOSE VEHICLE
Financials	63,723	—	—	63,723
TOTAL INVESTMENTS IN
SECURITIES	$29,111,660	$22,092,689	$6,531,364	$487,607

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Global Growth Fund	Common Stocks
Opening balance at November 1, 2015	$29,411
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	6,155
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	35,566
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$6,155

Alger Global Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$371,725
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	16,593
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	388,318
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$16,593

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Special Purpose
Alger Global Growth Fund	Vehicle
Opening balance at November 1, 2015	$55,986
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	7,737
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	63,723
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$7,737

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobervable
	July 31, 2016	Methodology	Input	Input/ Range
Alger Global Growth Fund
Common Stock	$630	Income	Discount Rate	40%
		Approach
Common Stock	34,936	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	17,151	Income	Discount Rate	40%
		Approach
Preferred Stocks	161,018	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	210,149	Discounted Cash	Discount Rate	20.0-28.0%
		Flow
Special Purpose Vehicle	63,723	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2016 there were no transfers of securities between Level 1, Level 2 and Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2016, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Global Growth Fund	$1,159,286	$672	$1,158,614	—
Total	$1,159,286	$672	$1,158,614	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Fund purchases call options to increase its exposure to the stock market and also provide diversification of risk. The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.
The Fund can write covered call and cash secured put options to generate cash flows while reducing the volatility of the Fund’s portfolio. The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Fund’s option contracts were not subject to any rights of offset with any counterparty.
All of the Fund’s options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions outstanding for the period ending July 31, 2016

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Fund because the Fund or its affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2016. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares at			Shares at		Value at
	October 31,			July 31,	Dividend	July 31,
Security	2015	Additions	Reductions	2016	Income	2016
Alger Global Growth Fund
Common Stocks
Choicestream Inc.*	1,969	—	—	1,969	—	$630
Preferred Stocks
Choicestream, Inc.	53,598	—	—	53,598	—	17,151
Class A & Class B*
Prosetta Biosciences,	33,858	—	—	33,858	—	153,038
Inc.*

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By /s/Hal Liebes

Hal Liebes

President

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 28, 2016

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 28, 2016